Segment Reporting - Other Income Statement Items by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Gain on sale and (Write-down) of assets	$ 21,863	$ (92,368)	$ (149,238)
Equity income (loss)	244	(14,107)	5,100
Depreciation, Depletion and Amortization	99,033	106,084	131,379
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Gain on sale and (Write-down) of assets	8,888	(92,368)	(69,446)
Equity income (loss)	244	(14,107)	5,100
Depreciation, Depletion and Amortization	99,033	106,084	117,213
Teekay Parent [Member] | Operating Segments
Segment Reporting Information [Line Items]
Gain on sale and (Write-down) of assets	12,975	0	(79,792)
Equity income (loss)	0	0	0
Depreciation, Depletion and Amortization	0	0	14,166
Teekay Parent [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Gain on sale and (Write-down) of assets	12,975	0	(70,692)
Equity income (loss)	0	0	0
Depreciation, Depletion and Amortization	0	0	14,166
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
Gain on sale and (Write-down) of assets	0	0	(9,100)
Equity income (loss)	0	0	0
Depreciation, Depletion and Amortization	$ 0	$ 0	$ 0